Annual Total Returns- DWS High Income VIP (Class B) [BarChart] - Class B - DWS High Income VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.57%	14.70%	7.44%	1.22%	(4.95%)	12.67%	7.21%	(2.76%)	15.33%	5.77%